Fees Summary	Aug. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,950,000
Previously Paid Amount	0.00
Total Fee Amount	287.82
Total Offset Amount	0.00
Net Fee	287.82
Narrative - Max Aggregate Offering Price	$ 1,950,000
Final Prospectus	true